Note 10 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property Plant And Equipment [Table Text Block]
	December 31
	2013	2012
Cost
Land	$2,510	$2,510
Buildings	8,055	8,055
Equipment	26,052	28,574
Furniture and fixtures	1,148	1,128
Leasehold improvements	3,150	3,228
Transportation equipment	673	659
Prepayment for property and equipment	9,929	10,166
	51,517	54,320
Accumulated depreciation
Buildings	1,577	1,396
Equipment	22,649	22,876
Furniture and fixtures	935	893
Leasehold improvements	2,724	2,473
Transportation equipment	593	540
	28,478	28,178

	$23,039	$26,142